Annual Fund Operating Expenses - SA PGI Asset Allocation Portfolio	Apr. 30, 2021
Class 1
Operating Expenses:
Management Fees	0.68%
Service (12b-1) Fees	none
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.83%	[1]
Class 2
Operating Expenses:
Management Fees	0.68%
Service (12b-1) Fees	0.15%
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.98%	[1]
Class 3
Operating Expenses:
Management Fees	0.68%
Service (12b-1) Fees	0.25%
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	1.08%	[1]

[1]	Total Annual Portfolio Operating Expenses do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table, which reflects the operating expenses of each class and does not include Acquired Fund Fees and Expenses.